Business combination agreement - Fair value of net assets (Details) - USD ($)	Sep. 30, 2021	Sep. 03, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of detailed information about business combination [line items]
Trade and other current receivables	$ 3,292,310		$ 280,590	$ 897,425
Arqit Quantum Inc
Disclosure of detailed information about business combination [line items]
Fair value of net assets acquired	$ 68,049,006	$ 68,049,006
Cash and cash equivalents		107,035,478
Trade and other current receivables		1,961,889
Warrant liabilities		(29,948,361)
Trade and other payables recognised as of acquisition date		$ (11,000,000)